Customer Deposits and Other Financial Liabilities - Summary of Detailed Information about Current Customer Deposits and Other Financial Liabilities (Detail) - RUB (₽) ₽ in Millions	Dec. 31, 2022	Dec. 31, 2021
Disclosure In Of Detailed Information About Current Customer Deposits And Other Financial Liabilities Explanatory [Abstract]
Outstanding balances on current accounts	₽ 4,403	₽ 0
Short-term financing	1,735	0
Total	₽ 6,138	₽ 0